Income Taxes - Additional Information (Details) ¥ in Millions, $ in Millions	12 Months Ended				36 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023	Dec. 31, 2025 CNY (¥)
Schedule of income taxes
Income tax paid, state and local, after refund received		¥ 0.1
Income tax paid, foreign, after refund received		0.0
Net operating loss carryforward		1,400.8			¥ 1,400.8
Net operating tax loss carryforward, expire in 2026		8.4			8.4
Net operating tax loss carryforward, expire in 2027		113.3			113.3
Net operating tax loss carryforward, expire in 2028		329.9			329.9
Net operating tax loss carryforward, expire in 2029		403.2			403.2
Net operating tax loss carryforward, expire after 2029		¥ 546.0			546.0
Hong Kong
Schedule of income taxes
Statutory income tax rate	16.50%	16.50%
Threshold amount of profit for lower tax rate | $	$ 2
Percentage of lower tax rate on first profits	8.25%	8.25%
Preferential withholding tax rate on dividends, foreign invested enterprises	5.00%	5.00%
PRC
Schedule of income taxes
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Percentage of voting board members or senior executives habitually reside in prc	50.00%	50.00%
Withholding tax rate on dividends, foreign invested enterprises to their immediate holding companies	10.00%	10.00%
Threshold percentage of equity interest in PRC foreign invested enterprise to enjoy preferential withholding tax rate	25.00%	25.00%
Amount of undistributed earnings of the Group's entities located in the PRC		¥ 396.6	¥ 342.5		396.6
Unrecognized deferred tax liability		¥ 39.7	¥ 34.3		¥ 39.7
PRC | All other PRC incorporated entities of the Group
Schedule of income taxes
Preferential income tax rate	25.00%	25.00%
PRC | High and New Technology Enterprises
Schedule of income taxes
Preferential income tax rate	15.00%	15.00%
Number of years of reapplication for the status	3 years	3 years
PRC | High and New Technology Enterprises | Fenghuang On-line
Schedule of income taxes
Preferential income tax rate					15.00%
PRC | High and New Technology Enterprises | Fenghuang Yutian
Schedule of income taxes
Preferential income tax rate					15.00%
PRC | High and New Technology Enterprises | Fenghuang Borui
Schedule of income taxes
Preferential income tax rate					15.00%